Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Trade accounts receivable, allowance	$ 280	$ 42
Equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	330,000,000
Common stock, shares outstanding (in shares)	857,714
Class A Treasury stock, common shares (in shares)	81,183	103,492
Class A Common Stock [Member]
Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	9,012,515	9,156,293
Common stock, shares outstanding (in shares)	8,931,332	9,052,801
Class B Common Stock [Member]
Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, shares issued (in shares)	7,701,975	7,801,995
Common stock, shares outstanding (in shares)	7,701,975	7,801,995